Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 MMBbls Bcf Rate MMBoe	Dec. 31, 2017 MMBbls Bcf MMBoe	Dec. 31, 2016 MMBbls Bcf MMBoe MBbls
Disclosure of discounted future net cash flow [line items]
Extension and discoveries of proved development reserves	25	26	42
Extension and discoveries of proved undevelopment reserves	149	54	79
Net proved reserves of oil equivalent, Improved recovery	15	32	35
Proved developed reserves of sales and acquisition	1.4		19.5
Revised proved reserves	156	96	89
Proved developed reserves added due to higher average oil price	143
Proved undeveloped reserves revisions of previous estimates of economic conditions increases-decreases	48	20	45
Proved developed reserves revisions of previous estimates increases by liquids and gas production performance	33	25	68
Proved reserves revisions of previous estimates of change of development strategy	43
Proved reserves revisions of previous estimates of Production and forecast Decreases	13	7	10
Net proved reserves of sales and acquisition		2.3	30.7
Proved developed reserves reduced due to lower average oil price		105	105
Proved developed reserves revisions of previous estimates increases by well performance		48	80
Proved reserves revisions of previous estimates of feasibility studies increases		5.6	12
Proved undeveloped reserves of sales and acquisition			11.2
Percentage of discount rate	10.00%
Selling exchange rate | Rate	37.60
Golfo San Jorge basin [Member]
Disclosure of discounted future net cash flow [line items]
Proved developed reserves of oil equivalent, Improved reserves	4.4	5.6	8
Proved undeveloped reserves of oil equivalent, Improved reserves	8	9.6	17
Proved developed reserves added due to higher average oil price	40
Proved undeveloped reserves revisions of previous estimates of economic conditions decreases	33	3	16
Proved developed reserves reduced due to lower average oil price		(25)	(40)
Proved developed reserves revisions of previous estimates increases by well performance		14	42
Proved reserves revisions of previous estimates of feasibility studies increases		3.5	2
Neuquina basin [Member]
Disclosure of discounted future net cash flow [line items]
Proved developed reserves of oil equivalent, Improved reserves	3	5.4	7
Proved undeveloped reserves of oil equivalent, Improved reserves	3	10	2
Proved developed reserves added due to higher average oil price	56
Proved undeveloped reserves revisions of previous estimates of economic conditions decreases	15	15	15
Reduction of proved undeveloped reserves due to changes in gas compression projects	5
Proved developed reserves reduced due to lower average oil price		(60)	(43)
Proved developed reserves revisions of previous estimates increases by well performance		31	27
Proved developed reserves revisions of previous estimates decreases by well performance		23	12
Proved reserves revisions of previous estimates of feasibility studies increases		2.1	10
Austral, Golfo San Jorge and Cuyana basins [member]
Disclosure of discounted future net cash flow [line items]
Proved undeveloped reserves reduction	5
Golfo San Jorge And Neuquina Basins [member]
Disclosure of discounted future net cash flow [line items]
Proved reserves revisions of previous estimates of WO jobs performance increases		4.2
Crude oil [Member]
Disclosure of discounted future net cash flow [line items]
Extension and discoveries of proved development reserves | MMBbls	8	7.4	15.5
Extension and discoveries of proved undevelopment reserves | MMBbls	95	11.7	29
Revised proved reserves	126	71	75
Natural Gas Liquids [Member]
Disclosure of discounted future net cash flow [line items]
Extension and discoveries of proved development reserves | MMBbls	1	1.9	3.8
Extension and discoveries of proved undevelopment reserves | MMBbls	12	3.4	7
Revised proved reserves	1	4	5
Natural gas [member]
Disclosure of discounted future net cash flow [line items]
Extension and discoveries of proved development reserves | Bcf	92	94	128.8
Extension and discoveries of proved undevelopment reserves | Bcf	238	219	242
Revised proved reserves | Bcf	178	161	110
Austral basin [Member]
Disclosure of discounted future net cash flow [line items]
Proved developed reserves added due to higher average oil price	31
Proved undeveloped reserves revisions of previous estimates of economic conditions decreases			12
Proved developed reserves reduced due to lower average oil price			(14)
Cuyana basin [Member]
Disclosure of discounted future net cash flow [line items]
Proved undeveloped reserves revisions of previous estimates of economic conditions decreases			2
Proved developed reserves reduced due to lower average oil price		(14)	(8)